Loss per Share (Details) - Schedule of Loss Per Share - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Per Share [Abstract]
Loss after income tax attributable to shareholders (in Dollars)		$ (16,733,789)	$ (9,968,493)	$ (4,726,284)
Number of ordinary shares	[1]	3,410,434	2,052,359	932,826
Weighted average number of ordinary shares on issue	[1]	2,223,960	1,573,059	1,599,769
Basic loss per share (in Dollars per share)	[1]	$ (4.91)	$ (4.86)	$ (5.07)
Diluted loss per share (in Dollars per share)	[1]	$ (4.91)	$ (4.86)	$ (5.07)

[1]	Adjusted for post-share consolidation of 10 shares for 1 share on October 16, 2023